BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 4) (Blekko) In Millions, unless otherwise specified	Aug. 31, 2011 USD ($)	Aug. 31, 2011 RUB
Cost method investment
Cost method investment ownership percentage acquired	9.70%	9.70%
Cost method investment acquired	$ 15.0	478.0